Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,754	$ 2,212	$ 4,099	$ 4,403
Dividend income	606	811	1,823	2,033
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	1	2	3	5
Interest and dividend income [Member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 146	$ 133	$ 434	$ 388